Entity Information	6 Months Ended
Jun. 30, 2023
Entity Information [Abstract]
ENTITY INFORMATION

NOTE 1 – ENTITY INFORMATION

Turbo Energy, S.A. (the “Company), was incorporated under the name of Distritech Solutions S.L. on September 18, 2013 under the laws of the Kingdom of Spain. The company then changed its name to Solar Rocket S.L. on October 7, 2013. On April 8, 2021, Solar Rocket S.L. merged with a Spanish corporation Turbo Energy S.L.U. Turbo Energy S.L.U then became a wholly owned subsidiary of Solar Rocket S.L. This merger was approved by the Board of Directors of both companies. Following the merger, the company changed its name to Turbo Energy S.L. on April 8, 2021. On February 8, 2023, we transformed the company from a Spanish unipersonal limited company to a Spanish limited stock company. As such, our company’s name was changed to Turbo Energy S.A.

The corporate purpose of the Company, in accordance with its bylaws, consists of the acquisition, distribution and sale of electrical and electronic material for the development of renewable energy projects, such as solar panels, inverters, chargers, regulators, batteries and structures, among others. We design, develop, and distribute equipment for the generation, management, and storage of photovoltaic energy. Our energy storage products are managed, from the cloud and through the inverter of the installation, by an advanced software system which is optimized by artificial intelligence (“AI”). The key advantage is that our products, comparing to conventional battery storage systems, reduce electricity bill and protect the installation from power outages. Currently, we primarily sell inverters, batteries, and photovoltaic modules to installers and other distributors for residential consumers located in Spain.

The Company is part of the Umbrella Solar Investment Group, whose main shareholder is Crocodile Investment, S.L.U, (hereinafter, the ultimate partner), with registered office in Valencia. The majority shareholder of the Turbo Energy, S.A is Umbrella Solar Investment, S.A (hereinafter, the majority shareholder), which is part of the Umbrella Solar Investment Group.

On November 8, 2022, Turbo Energy S.A. with the purpose to develop a new business in the field of self-consumption of electricity, acquired the 100% of the ordinary shares for a total amount of €2,250 of IM2 Energía Solar Proyecto 35 S.L.U., a company under common control by our CEO and established under the laws of the Kingdom of Spain on August 1, 2019. Following the transaction, IM2 Energía Solar Proyecto 35 S.L.U. became our wholly owned subsidiary. On November 29, 2022 changed its name to Turbo Energy Solutions S.L.U. Since its incorporation this company has had a very insignificant activity.

Merger by absorption process

On April 8, 2021, the merger of Solar Rocket, S.L. (absorbing company) and Turbo Energy, S.L.U. (absorbed company) was formalized in a public deed, being registered in the Mercantile Registry of Valencia on August 9, 2021. The merger process, approved by the respective shareholders’ meetings on June 30, 2020, consisted of the extinction without liquidation of the absorbed company, transferring its assets and liabilities en bloc to the absorbing company, which acquired, by universal succession, the rights and obligations of the absorbed company. The Company recorded the assets and liabilities contributed by the absorbed companies at the values established in the accounting regulations in force at that time. The consolidated financial statements for the year 2021 include the information required by the regulations in relation to the aforementioned merger process.

On the same date of the merger described above, the absorbing company (Solar Rocket, S.L.) changed its corporate name to Turbo Energy, S.L.U. as described above.